UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-7871

TD WATERHOUSE PLUS FUNDS, INC

(FORMERLY KNOWN AS NATIONAL INVESTORS CASH MANAGEMENT FUND, INC)

(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005

(Address of principal executive offices) (Zip code)

George O. Martinez, President, TD Waterhouse Plus Funds, Inc.

100 Summer Street, Suite 1500, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-806-3500

Date of fiscal year end:	October 31, 2005

Date of reporting period:	October 31, 2005

        Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report October 31, 2005

TD Waterhouse
Plus Funds, Inc.

Money Market Plus Portfolio

TD WATERHOUSE PLUS FUNDS, INC.
Board of Directors and Executive Officers

DIRECTORS

James F. Rittinger†	Theodore Rosen
Partner	Managing Director of Burnham
Satterlee Stephens	Securities, Inc. and Chairman
Burke & Burke LLP	of the Board of
Marathon Capital LLC

Richard W. Dalrymple	Peter B. M. Eby
Chairman of CheckSpring	Corporate Director
Community Corp.

EXECUTIVE OFFICERS

George O. Martinez*	Christopher Salfi
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Michele R. Teichner Chief Compliance Officer

*	Affiliated Person of the Distributor
†	Interested Director

2

TD WATERHOUSE PLUS FUNDS, INC.

Service Providers

Investment Manager	Transfer Agent
& Administrator	National Investor Services Corp.
TD Asset Management USA Inc.	100 Wall Street
100 Wall Street	New York, NY 10005
New York, NY 10005

Independent Registered	Shareholder Servicing
Public Accounting Firm	TD Waterhouse Investor
Ernst & Young LLP	Services, Inc.
5 Times Square	100 Wall Street
New York, NY 10036	New York, NY 10005
Customer Service Department
1-800-934-4448

Custodian	Legal Counsel
The Bank of New York	Shearman & Sterling LLP
One Wall Street	599 Lexington Avenue
New York, NY 10286	New York, NY 10022

Distributor	Independent Directors
Funds Distributor, Inc.	Counsel
100 Summer Street	Willkie Farr & Gallagher LLP
Boston, MA 02110	787 Seventh Avenue
New York, NY 10019

3

TD WATERHOUSE PLUS FUNDS, INC.

Commentary
Market Review

Financial markets were not without their ups and downs during the fiscal year ended October 31, 2005, but in the end both stocks and bonds posted positive returns for the 12-month reporting period.

After a strong finish to 2004 amid optimism about the U.S. economic expansion, markets became unsettled in the early part of 2005 as rising oil prices sparked fears that U.S. inflation might accelerate and lead the Federal Reserve Open Market Committee (Federal Reserve) to increase interest rates at a faster pace than first thought.

The Federal Reserve continued the monetary tightening it began in the middle of 2004 when the federal funds rate was at a four-decade low of 1.0%. At each of its nine policy meetings in the past year, the central bank lifted the federal funds rate by a quarter-point to 4.0%. In all, the Federal Reserve has raised rates a dozen times in an effort to push short-term interest rates to a neutral level — estimated to be between 3.0% and 5.0% — that would help keep inflation in check but not derail the economic expansion.

Reports continued to show that the economy was growing at a robust pace. GDP (gross domestic product) for the third quarter of 2005 grew at a better-than-expected annualized rate of 3.8%. It was the 10th consecutive quarter of 3%-plus growth, the longest such stretch in 20 years. The economy seemed to be holding up despite the impact of Hurricanes Katrina and Rita during the period.

The fourth calendar quarter is expected to slow moderately due to lingering economic disruptions from the Gulf Coast storms, including the high energy prices that could weigh on consumer spending. But early indications suggest growth may be stronger than previously thought. For example, manufacturing expanded for the 28th straight month in October and registered its highest level in 2005 due in part to rebuilding efforts in the Gulf Coast. In the same month, the economy created a disappointing 56,000 jobs, but the six-month average growth was a reasonable 129,000. We believe that job growth should bounce back before long as the economy powers along. And retail sales rose a healthy 0.9% after excluding weak auto sales, likely a reflection of strong incentive-induced summer buying.

At the same time, the Federal Reserve has voiced a growing concern that inflation may be picking up because of high energy prices. The overall Consumer Price Index rose 4.3% for the 12 months ending October 31. The more closely watched core rate, which excludes the volatile food and energy components, increased a more modest 2.1% for the same period. That may provide some comfort that so far high energy prices have had a limited impact on broader consumer prices. Nonetheless, the Federal Reserve has shown no sign that it intends to stop raising interest rates just yet. Indeed, Ben Bernanke, a former Federal Reserve governor recently appointed to replace Alan Greenspan as chairman of the Federal Reserve

4

on February 1, 2006, has indicated that his approach to monetary policy to contain inflation will differ little from that of his predecessor.

A major factor in the outlook for interest rates remains whether oil prices will stay high and stoke inflation and slow economic growth. The price of crude hit a record-high of nearly $70 a barrel as Hurricane Katrina struck, putting Gulf of Mexico oil producers out of commission and raising concerns about supply disruptions. Prices have since eased.

Judging by the moves in bond yields, investors seemed to be of two minds over the 12-month reporting period. Short-term rates rose because investors saw the Federal Reserve on a steady course of tightening monetary policy and feared inflation might accelerate if energy prices stayed high. Long-term rates, on the other hand, failed to move up in tandem because the bond market appeared more worried about high oil prices eventually slowing the economy than igniting inflation any time soon. Not until inflation worries began to mount in October did the yield on the 10-year government bond, for example, make a definitive move up to around 4.58%. That was above the 4.03% it was a year earlier but still below the 4.69% level it was at when the Federal Reserve began raising rates in June 2004. Meanwhile, short-term rates continued to rise pretty much in step with the federal funds rate.

Stocks perked up in the second half of the fiscal year, as economic activity continued to accelerate, while inflation remained subdued. However, the prospect of higher interest rates took some of the shine off both stocks and bonds in October.

So far, high oil prices have had a minimal effect on economic growth, inflation and interest rates, as the economy is much less energy-intensive than was the case during oil price shocks of the past.

The Federal Reserve continues to pursue a gradual approach to raising rates, in the belief that it is the appropriate monetary policy to contain inflation and sustain economic growth.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-934-4448.

David A. Hartman

Senior Vice President and
Chief Investment Officer

TD Asset Management USA Inc.

December 28, 2005

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that this Fund will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. For a prospectus containing this and other information about the Fund, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

5

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2005 — October 31, 2005).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. The row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. The row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other Portfolios.

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	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Annualized Expense Ratios 5/1/2005 to 10/31/2005	Expenses Paid During Period* 5/1/2005 to 10/31/2005
Money Market Plus Portfolio
Actual	$1,000.00	$1,015.30	0.45%	$2.29
Hypothetical (5% Return
before expenses)	1,000.00	1,022.94	0.45	2.29

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period)

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	Money Market Plus
	Invests in high-quality money market securities.
Seven-Day Yield*	3.55%
Seven-Day Effective Yield*	3.61%
Maturity Composition**	Average Maturity: 43 days
Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.
			1-30 days	56.9%
			31-60 days	5.4%
			61-90 days	5.2%
			Over 90 days	32.5%

Portfolio Composition**
All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.	By Security Type
	A.	41.8%	Bank Obligations
	B.	6.8%	Corporate Obligations
	C.	13.0%	U.S. Government Agency Obligations
	D.	9.8%	Repurchase Agreement
	E.	8.6%	Taxable Municipal Obligations
*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio’s expenses was reduced during the reporting period. Without this reduction, the Money Market Plus Portfolio’s seven-day yield would have been 3.39% and seven-day effective yield would have been 3.45%.

**	Maturity and Portfolio compositions are subject to change.

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TABLE OF CONTENTS

Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Schedule of Investments	20
Notes to Schedule of Investments	27
Report of Independent Registered Public Accounting Firm	29
Directors and Officers Information	30

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolio’s proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at tdwaterhouse.com/products_services/ investments/cash_money_market.html. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolio files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at tdwaterhouse.com/products_services/investments/cash_money_market.html; on the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

9

Statement of Assets and Liabilities
October 31, 2005

Money Market Plus Portfolio

ASSETS
Investments in securities, at value (including repurchase agreement of $94,255,000) (Note 2)	$955,927,889
Cash	490,163
Receivable for capital shares sold	8,319,318
Interest receivable	2,311,050
Prepaid expenses	4,577

TOTAL ASSETS	967,052,997
LIABILITIES
Payable for securities purchased	109,105,172
Payable for capital shares redeemed	5,170,237
Payable to Investment Manager and its affiliates (Note 3)	269,645
Dividends payable to shareholders	82,975
Accrued expenses and other liabilities	61,952

TOTAL LIABILITIES	114,689,981

NET ASSETS	$852,363,016

Net assets consist of:
Paid-in-capital	$852,401,593
Accumulated net realized losses from security transactions	(38,577)

Net assets, at value	$852,363,016

Shares outstanding ($.0001 par value common stock, 20 billion shares authorized)	852,401,593

Net asset value, redemption price and offering price per share (Note 2)	$ 1.00

Please see accompanying notes to financial statements.

10

Statement of Operations
For the Year Ended October 31, 2005

Money Market Plus Portfolio
INVESTMENT INCOME
Interest income	$19,043,166

EXPENSES
Investment management fees (Note 3)	2,166,004
Administration fees (Note 3)	618,855
Shareholder servicing fees (Note 3)	309,437
Transfer agent fees (Note 3)	309,437
Directors’ fees (Note 4)	59,834
Registration fees	90,429
Professional fees	90,360
Custody fees	54,367
Shareholder reports and mailing	52,835
Other expenses	17,678

TOTAL EXPENSES	3,769,236
Fees waived by the Investment Manager and its affiliates (Note 3)	(977,937)

Reduction in custody fees due to earnings credits (Note 2)	(6,399)

NET EXPENSES	2,784,900

NET INVESTMENT INCOME	16,258,266

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS	(16,289)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$16,241,977

Please see accompanying notes to financial statements.

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Statements of Changes in Net Assets

	Money Market Plus Portfolio
	Year Ended October 31, 2005	Year Ended October 31, 2004
OPERATIONS:
Net investment income	$ 16,258,266	$ 3,640,600
Net realized losses from security transactions	(16,289)	(22,594)

Net increase in net assets from operations	16,241,977	3,618,006

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(16,258,266)	(3,640,600)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	1,511,617,677	873,168,388
Shares issued in reinvestment of dividends	16,234,011	3,589,995
Payments for shares redeemed	(1,166,843,952)	(796,209,952)

Net increase in net assets from capital share transactions	361,007,736	80,548,431

TOTAL INCREASE IN NET ASSETS	360,991,447	80,525,837
NET ASSETS:
Beginning of year	491,371,569	410,845,732

End of year	$ 852,363,016	$ 491,371,569

Please see accompanying notes to financial statements.

12	13

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	MONEY MARKET PLUS PORTFOLIO
	Year Ended October 31, 2005	Year Ended October 31, 2004	Six Months Ended October 31, 2003*		Year Ended April 30, 2003		Period Ended April 30, 2002**

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$1.000	$1.000	$1.000		$1.000		$1.000

Net investment income	0.025	0.009	0.004		0.013		0.001

Dividends from net investment income	(0.025)	(0.009)	(0.004)		(0.013)		(0.001)
Distributions from realized gains on investment transactions	—	—	—		(0.000	)***	—

Net asset value, end of period	$1.000	$1.000	$1.000		$1.000		$1.000
RATIOS
Ratio of total expenses to average net assets	0.61%	0.64%	0.61	%(A)	0.62%		0.79	%(A)
Ratio of net expenses to average net assets	0.45%	0.45%	0.44	%(A)	0.44%		0.45	%(A)

Ratio of net investment income to average net assets	2.63%	0.91%	0.77	%(A)	1.27%		1.56	%(A)
SUPPLEMENTAL DATA
Total investment return(B)	2.56%	0.89%	0.78	%(A)	1.35%		1.53	%(A)
Net assets, end of period	$852,363,016	$491,371,569	$410,845,732		$219,086,813		$50,053,306

Average net assets	$619,083,424	$400,977,903	$331,275,366		$132,010,681		$50,002,109

*	For the six-month period ended October 31, 2003. The Portfolio changed its fiscal year end from April 30 to October 31.
**	The Portfolio commenced operations on April 4, 2002.
***	Amount represents less than $0.001 per share.
(A)	Annualized.
(B)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

14	15

TD WATERHOUSE PLUS FUNDS, INC. Notes to Financial Statements — October 31, 2005

Note 1 — Organization

TD Waterhouse Plus Funds, Inc. (the “Fund”) was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund consists of one Portfolio, the Money Market Plus Portfolio (the “Portfolio”). The Portfolio is diversified within the meaning of the Act. The Portfolio commenced operations on April 4, 2002. The investment objective of the Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share. The Portfolio has the flexibility to invest in a broad range of high quality money market securities.

On June 1, 2005, due to a corporate restructuring, the Investment Manager became a direct wholly-owned subsidiary of the Toronto-Dominion Bank; and TD Investment Management Inc., the sub-adviser to several of the TD Waterhouse Trust funds, merged with and into the Investment Manager, with the surviving entity being known as TD Asset Management USA Inc. (“TDAM USA”).

On June 1, 2005, TDAM USA replaced TD Waterhouse as the Administrator to the Portfolio. The administrative services are now provided through TDAM USA.

On October 31, 2005, the Fund’s Board of Directors approved an Agreement and Plan of Reorganization, subject to the approval of the Portfolio’s shareholders, providing for the transfer of substantially all of the assets of the Portfolio to the Money Market Portfolio of TD Waterhouse Family of Funds, Inc. (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Portfolio’s assets and the assumption by the Acquiring Fund of the Portfolio’s liabilities.

Note 2 — Significant Accounting Policies

The following is a summary of the Portfolio’s significant accounting policies:

Use of Estimates — The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Securities Valuation — The Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 2005, the cost of investments of the Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Computation of Net Asset Value — It is the Portfolio’s policy to maintain a continuous net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

16

TD WATERHOUSE PLUS FUNDS, INC. Notes to Financial Statements — October 31, 2005

Repurchase Agreements — The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager, subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including accretion of discounts and amortization of premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolio has an agreement with its custodian bank whereby the Portfolio receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolio is charged a fee (i.e. “earnings debits”) by its custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolio includes net earnings debits in custody fees and net earnings credits as an expense offset in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

There is a written agreement by the Investment Manager and certain of its affiliates to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) through October 31, 2005 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio’s total operating expenses will not exceed 0.45% on an annual basis during each fiscal year. Unless stated otherwise, any voluntary expense reductions or fee waivers may be changed or eliminated at any time without prior notice.

On September 30, 2005, the Investment Manager and certain of its affiliates notified the Portfolio that the fee waivers and expense limitation currently in place with respect to the Portfolio pursuant to the written agreement will terminate on

17

TD WATERHOUSE PLUS FUNDS, INC. Notes to Financial Statements — October 31, 2005

October 31, 2005. Effective November 1, 2005, the fee waiver and expense limitation is voluntary and may be terminated at any time upon notice.

Under the terms of an Investment Management Agreement with the Investment Manager, a direct wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Portfolio, the Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.35 of 1% of the first $1 billion of average daily net assets, 0.34 of 1% of the next $1 billion, and 0.33 of 1% of average daily net assets over $2 billion. For the fiscal year ended October 31, 2005, the Investment Manager voluntarily waived $622,337 of its investment management fees for the Portfolio.

TDAM USA has been retained under an Administration Agreement to perform certain administrative services for the Portfolio. For the administrative services rendered to the Portfolio, the Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.10 of 1% of the Portfolio’s average daily net assets. For the fiscal year ended October 31, 2005, TDAM USA voluntarily waived $177,790 of its administrative fees for the Portfolio. Prior to June 1, 2005, TD Waterhouse Investor Services, Inc. (“TD Waterhouse”) performed certain administrative services for the Portfolio.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolio. The shareholder service plan adopted by the Fund provides that the Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.05 of 1% of average daily net assets. For the fiscal year ended October 31, 2005, TD Waterhouse voluntarily waived $88,907 of its shareholder servicing fees for the Portfolio.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency related services. For such services, the Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets. For the fiscal year ended October 31, 2005, the Transfer Agent voluntarily waived $88,903 of its transfer agency and dividend disbursing agency fees for the Portfolio.

Note 4 — Directors’ Fees

Directors who are interested persons of TDAM USA receive no compensation from the Fund. Each Independent Director serving on the board of a company in the Fund Complex receives a (i) complex-wide annual retainer of $15,000, (ii) a supplemental annual retainer of $6,000 if serving on the Board of Directors of the Fund and the Board of Directors of TD Waterhouse Family of Funds, Inc., (iii) an additional annual retainer of $2,500, if serving on the Board of Directors or Board of Trustees of three companies in the Fund Complex, and (iv) a meeting fee of $3,000 for each meeting attended. Independent Directors also will be reimbursed for their expenses by the Fund. Interested Directors may be compensated by TDAM USA or its affiliates for their services to the Fund.

18

TD WATERHOUSE PLUS FUNDS, INC. Notes to Financial Statements — October 31, 2005

Note 5 — Investment Risks

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Note 6 — Federal Income Taxes

It is the Portfolio’s policy to continue to comply with the provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2005 and October 31, 2004 were all ordinary income.

As of October 31, 2005, the components of Accumulated Losses on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Other Temporary Differences	Total
Money Market Plus Portfolio	$83,301	$(38,911)	$(82,967)	$(38,577)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, the Portfolio had capital loss carryforwards available to offset future capital gains, if any, as follows:

	Expires 2011	Expires 2012	Expires 2013	Total
Money Market Plus Portfolio	$28	$22,594	$16,289	$38,911

Note 7 — Federal Tax Information (unaudited)

As required by Federal regulations, shareholders will receive notification of their portion of the Portfolio’s taxable ordinary dividends and capital gains distributions paid (if any) for the 2005 calendar year in 2006.

19

TD WATERHOUSE PLUS FUNDS, INC. Money Market Plus Portfolio • Schedule of Investments October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—5.8%
$9,999,675	LEAFs, LLC, 4.00%, due 11/21/05 (Credit: AIG) (Notes A, C)	4.00	$9,999,675
16,682,668	LEAFs, LLC, 4.00%, due 11/21/05 (Put Agreement: AIG) (Notes A, C)	4.00	16,682,668
13,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 4.14%, due 11/28/05 (Notes A, C)	3.87	13,003,843
10,000,000	RACERS Trust Ser. 2004-6-MM, 4.03%, due 11/22/05 (GTY: Lehman Brothers Holdings Inc.) (Notes A, C)	4.03	10,000,000

			49,686,186

	BROKER/DEALER OBLIGATIONS—6.5%
5,000,000	Goldman Sachs Group, Inc., 3.99%, due 11/15/05 (Notes A, C)	3.99	5,000,000
12,000,000	Merrill Lynch & Co., Inc., 4.14%, due 11/14/05 (Note A)	4.14	12,000,000
13,000,000	Morgan Stanley, 3.85%, due 11/3/05 (Note A)	3.83	13,002,430
16,000,000	Morgan Stanley, 3.89%, due 11/4/05 (Note A)	3.89	16,000,004
4,000,000	Morgan Stanley, 4.00%, due 11/15/05 (Note A)	4.00	4,000,000
5,000,000	Morgan Stanley, 4.10%, due 10/27/06 (Note A)	3.83	5,001,651

			55,004,085

	EXTENDIBLE COMMERCIAL NOTES—4.5%
18,684,000	ASAP Funding Inc., due 11/7/05 (Credit: Bank of America, N.A.; Citigroup, N.A.) (Notes A, C, F)	3.93	18,651,531
20,000,000	ASAP Funding Inc., due 12/5/05 (Credit: Bank of America, N.A.; Citigroup, N.A.) (Notes A, C, F)	4.05	19,923,878

			38,575,409

	FINANCE & INSURANCE OBLIGATIONS—5.3%
7,000,000	General Electric Capital Corp., 4.07% (Note A)	3.92	7,003,535
2,200,000	Kokomo Grain Co., Inc., Ser. 2002-A, 4.11% (LOC: General Electric Capital Corp.) (Notes B, C)	4.00	2,200,000
21,000,000	MBIA Global Funding, LLC, 3.88% (Note A)	3.83	20,999,055
15,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 3.88% (Note A)	3.87	15,002,487

			45,205,077

20

TD WATERHOUSE PLUS FUNDS, INC. Money Market Plus Portfolio • Schedule of Investments October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	LOAN PARTICIPATIONS—8.0%
$15,000,000	Army and Air Force Exchange Service, 3.85%, due 11/29/05	3.85	$15,000,000
15,000,000	Army and Air Force Exchange Service, 3.87%, due 3/1/06 (Note D)	3.87	15,000,000
20,000,000	Cos-Mar Company, 4.05%, due 11/25/05 (GTY: General Electric Co.) (Notes A, D)	4.05	20,000,000
7,000,000	Luddite Associates, 3.79%, due 11/8/05 (GTY: Prudential Insurance Co. of America)	3.79	7,000,000
4,000,000	Perseverance Associates L.P., 3.79%, 11/8/05 (GTY: Prudential Insurance Co. of America)	3.79	4,000,000
7,000,000	Wellesley College, 3.89%, due 11/4/05	3.89	7,000,000

			68,000,000

	TOTAL CORPORATE OBLIGATIONS—30.1%		256,470,757

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—3.5%
20,000,000	Irish Life & Permanent PLC, 4.04%, due 1/13/06 (Notes A, C)	4.08	19,836,156
10,000,000	Irish Life & Permanent PLC, 4.14%, due 4/3/06 (Notes A, C)	4.23	9,824,050

			29,660,206

	BANK NOTES—15.8%
5,000,000	Bank of New York Co., Inc., 4.10%, due 11/28/05 (Note A)	3.87	5,000,000
	Bayerische Landesbank GZ, 4.05%, due 11/24/05 (Note A)	4.04	20,001,466
10,000,000	Commonwealth Bank of Australia, 4.00%, due 11/25/05 (Note A)	4.00	10,000,000
10,000,000	Irish Life & Permanent PLC, 4.02%, due 11/21/05 (Note A)	4.02	10,000,000
10,000,000	Merrill Lynch & Co., Inc., 3.95%, due 11/15/05 (Note A)	3.95	10,000,000
18,000,000	Royal Bank of Canada, 3.95%, due 11/10/05 (Note A)	3.91	18,004,920
25,000,000	Societe Generale, 4.06%, due 11/2/05 (Note A)	4.06	25,000,000
1,600,000	Wells Fargo & Co., 3.91%, due 11/2/05 (Note A)	3.91	1,600,661

21

TD WATERHOUSE PLUS FUNDS, INC. Money Market Plus Portfolio • Schedule of Investments October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$10,000,000	Wells Fargo & Co., 3.96%, due 11/15/05 (Note A)	3.96	$10,000,000
20,000,000	WestLB AG New York, 3.95%, due 11/10/05 (Note A)	3.95	20,000,000
5,000,000	Westpac Banking Corp., 3.84%, due 12/12/05 (Note A)	3.84	5,000,000

			134,607,047

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—10.7%
10,000,000	Barclays Bank PLC, 4.11%, due 1/17/06	4.14	9,999,294
7,000,000	BNP Paribas, 4.16%, due 3/31/06	4.22	6,998,087
28,000,000	Canadian Imperial Bank of Commerce, 4.03%, due 11/15/05 (Note A)	3.98	28,000,000
10,000,000	Deutsche Bank AG, 4.11%, due 8/25/06	4.17	9,994,847
10,000,000	HSBC Bank USA, 3.47%, due 12/1/05	3.96	9,995,478
11,000,000	HSBC Bank USA, 3.76%, due 1/20/06	3.80	10,998,984
5,000,000	HSBC Bank USA, 3.80%, due 1/23/06	3.80	5,000,057
10,000,000	HSBC Bank USA, 4.30%, due 4/18/06	4.30	10,000,000

			90,986,747

	DOMESTIC BANK SUPPORTED OBLIGATIONS—10.8%
2,025,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	2,025,000
1,800,000	ASC Manufacturing, Ltd Adj. Rate Tax. Secs., Ser. 2003, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	1,800,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax Secs, Ser. 1999, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	1,035,000
2,000,000	Community HDC Tax., Ser. 2004, 4.03% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.88	2,000,000
835,000	Corp. Fin. Managers, Inc. Integrated Loan Program, Pooled Adj. Rate Tax. Notes, Ser. B, 4.03% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.83	835,000
2,000,000	Country Class Assets, LLC Tax. , Ser. 2004A, 3.83% (LOC: Bank of America, N.A.) (Note B)	3.78	2,000,000
1,500,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser. 2005A, 4.10% (LOC: Comerica Bank, N.A.) (Note B)	3.95	1,500,000
1,500,000	D&I Properties, LLC Tax., Ser. 2004, 4.05% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.99	1,500,000
500,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser. 2003, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	500,000
1,400,000	DBH Associates - Ohio LP Adj. Tax. Secs., Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	1,400,000

22

TD WATERHOUSE PLUS FUNDS, INC. Money Market Plus Portfolio • Schedule of Investments October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$1,600,000	Dominican Sisters, St. Mary’s of The Springs, Tax., Ser. 2000, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	$1,600,000
1,125,000	EXAL Corp., Adj. Rate Tax. Secs., Ser. 2003, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	1,125,000
4,000,000	Galloway Company, Tax., Ser. 2003, 4.20% (LOC: JPMorgan Chase Bank, N.A.) (Note B)	4.04	4,000,000
3,704,000	Kern Water Bank Auth. Tax., Ser. 2003B, 4.03% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.83	3,704,000
1,000,000	Lauren Co., LLC Tax., Ser. 2003, 4.03% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.83	1,000,000
15,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 4.07% (LOC: Wachovia Bank, N.A.) (Note B)	3.86	15,000,000
3,400,000	M&M Drying, Ltd., Minerva Real Estate, LLC, Ser. 2003, 4.14% (LOC: Bank One, N.A.) (Note B)	3.99	3,400,000
2,000,000	New Lexington Clinic, P.S.C. Adj. Rate Tax. Secs., Ser. 2003, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	2,000,000
5,220,000	New Plaza Management, LLC, Ser. 2003, 4.08% (LOC: U.S. Bank, N.A.) (Note B)	3.91	5,220,000
1,400,000	PCP Investors, LLC Tax., Ser. 2003, 4.03% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.83	1,400,000
5,000,000	Provena Health CP Rev. Notes, Ser. 1998, due 4/6/06 (LIQ: JPMorgan Chase Bank, N.A.)	4.28	4,909,217
3,630,000	Quadra, Inc. and S.L.J.B., LLC Tax., Ser. 2003, 4.14% (LOC: Bank One, N.A.) (Note B)	3.99	3,630,000
1,000,000	R.M.D. Corp. Adj. Rate Tax. Secs, Ser. 2003, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	1,000,000
8,250,000	Riddle Memorial Hospital Health Care Center III Assoc., Tax., Ser. 2003, 3.99% (LOC: PNC Bank, N.A.) (Notes B, C)	3.92	8,250,000
1,885,000	Royce G. Pulliam M&A, LLC Adj. Rate Tax. Secs., Ser. 2003, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	1,885,000
5,000,000	Salvation Army Tax. Rev. Bonds Ser. 2005A, 4.05% (LOC: Bank of New York) (Note B)	3.93	5,000,000
2,200,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004, 4.07% (LOC: Bank of America, N.A.) (Note B)	3.95	2,200,000
5,000,000	Smith of Georgia, LLC Tax. Ser. 2004, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	5,000,000
1,100,000	Sound Class Assets, LLC, Ser. 2003A, 4.07% (LOC: Bank of America, N.A.) (Note B)	3.78	1,100,000
2,295,000	The Scranton Times, LP, Var. Rate Term Notes, Ser. 1997, 4.09% (LOC: PNC Bank, N.A.) (Note B)	3.84	2,295,000
600,000	Wagner Moving & Storage, Inc. Adj. Rate Tax. Secs., Ser 2002, 4.07% (LOC: Fifth Third Bank) (Note B)	3.95	600,000

23

TD WATERHOUSE PLUS FUNDS, INC. Money Market Plus Portfolio • Schedule of Investments October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$1,500,000	Westgate Investment Fund, LLC Tax., Ser. 2005, 4.03% (LOC: Wells Frago Bank, N.A.) (Note B)	3.83	$1,500,000
2,000,000	Willow Interests, LLC, Et. Al., Adj. Rate Tax. Secs., Ser. 2005, 4.07% (LOC: Fifth Third Bank) (Note B)	3.84	2,000,000

			92,413,217

	FOREIGN BANK SUPPORTED OBLIGATIONS—6.1%
5,000,000	HBOS Treasury Services PLC, 3.88%, due 11/1/05 (GTY: Bank of Scotland) (Note A)	3.88	5,000,000
2,000,000	HBOS Treasury Services PLC, 3.87%, due 11/21/05 (GTY: Bank of Scotland) (Note A)	3.87	2,000,000
8,500,000	HBOS Treasury Services PLC, 4.01%, due 12/28/05 (GTY: Bank of Scotland) (Note A)	4.01	8,500,000
15,909,000	UBS Finance (DE) Inc., due 11/8/05 (GTY: UBS AG)	3.87	15,897,059
20,500,000	Westpac Capital Corp., due 2/10/06 (GTY: Westpac Banking Corp.)	3.81	20,284,323

			51,681,382

	TOTAL BANK OBLIGATIONS—46.9%		399,348,599

	TAXABLE MUNICIPAL OBLIGATIONS
1,800,000	California Infrastructure & Econ. Dev. Bank Tax., IDRB, Ser. 2003B (Surtec, Inc. Proj.), 4.15% (LOC: Comerica Bank, N.A.) (Note B)	4.02	1,800,000
5,000,000	California PCFA Environmental Improvement Rev. Bonds (ARCO Project), Tax. Ser. 1997, 3.98%, due 2/2/06 (GTY: BP Amoco PLC)	3.98	5,000,000
2,500,000	Catholic Univ. of America, Tax. Ser. 2004, 4.17% (SBPA: Wachovia Bank, N.A.) (Note B)	4.11	2,500,000
18,450,000	Florida HFC Tax. Housing Rev. Bonds 1999 Ser. A, 4.00% (Credit: DEPFA Bank PLC; MBIA) (Note B)	3.77	18,450,000
785,000	Florida HFC Tax. Housing Rev. Bonds 1999 Ser. G-2
	(Valencia Village Apts.) 4.13% (Credit: Fannie Mae) (Note B)	4.07	785,000
1,050,000	Florida HFC Tax. Housing Rev. Bonds 2000 Ser. E-2 (Waterford Pointe Apts.), 4.16% (Credit: Fannie Mae) (Note B)	4.00	1,050,000
1,500,000	Illinois Dev. Auth. Revenue Bonds (American College of Surgeons Proj.) Tax. Ser. 1996, 4.80% (LOC: Northern Trust Company) (Note B)	3.85	1,500,000
1,120,000	Illinois Student Asst. Comm., Student Loan Rev. Bonds, Tax., Ser. 1998B, 4.00% (Credit: Bank of America N.A.; MBIA) (Note B)	4.00	1,120,000

24

TD WATERHOUSE PLUS FUNDS, INC. Money Market Plus Portfolio • Schedule of Investments October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$9,000,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003B, 4.00% (Credit: FGIC; Bank of America, N.A.) (Note B)	3.80	$9,000,000
8,240,000	Maryland HEFA, Tax. Rev. Bonds (Charlestown Community Issue), Ser. 1998B, 4.06% (LOC: Wachovia Bank, N.A) (Note B)	4.06	8,240,000
11,250,000	San Jose, CA Redev. Agency Merged Area Redev. Proj. Tax. Rev. Bonds 2003, Ser. A, 4.00% (LOC: JPMorgan Chase Bank) (Note B)	3.95	11,250,000
13,300,000	Township of Derry Indus. & Commercial Dev. Auth. Tax., Ser. 2001 (GIANT Center Proj., Hershey, PA), 4.07% (LOC: PNC Bank, N.A.) (Note B)	3.95	13,300,000
6,000,000	Westchester County Health Care Corp. Tax. CP Notes, Ser. 2, due 12/1/05 (LOC: Landesbank Hessen-Thuringen GZ)	3.97	5,980,250
1,900,000	Westmoreland County, PA IDA Adj. Rate Demand Health System Rev. Bonds Tax. Ser. 2005D (Excela Health Proj.), 3.99% (LOC: Wachovia Bank, N.A.) (Note B)	3.92	1,900,000

	TOTAL TAXABLE MUNICIPAL OBLIGATIONS—9.6%		81,875,250

	U.S. GOVERNMENT AGENCY OBLIGATIONS
250,000	Fannie Mae Mortgage-Backed Discount Notes, due 1/2/06	3.54	248,491
4,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 1/2/06	3.53	3,975,920
60,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 2/1/06	4.17	59,367,500
15,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 2/1/06	4.15	14,842,450
10,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 2/1/06	4.14	9,895,222
3,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 4/3/06	4.00	2,950,020
10,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 7/3/06	4.24	9,721,433
10,000,000	FHLB Notes, 1.70%, due 12/30/05 (Note E)	3.12	9,977,247
13,000,000	Overseas Private Investment Corp. (OPIC) Agribusiness Ser. 1995-221-308 (Putable at par, 6/15/06), 3.85%, due 6/15/07	3.85	13,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS—14.5%		123,978,283

25

TD WATERHOUSE PLUS FUNDS, INC. Money Market Plus Portfolio • Schedule of Investments October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	REPURCHASE AGREEMENT—11.1%
$94,255,000	Bank of America Securities LLC
	• 4.02%, dated 10/31/05, due 11/1/05 in the amount of $94,265,525
	• fully collateralized by U.S. Government obligation, coupon 5.00%, maturity 4/1/35, value $96,140,101	4.02	$94,255,000

	TOTAL INVESTMENTS
	(cost $955,927,889)—112.2%		955,927,889
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(12.2)%		(103,564,873)

	NET ASSETS—100.0%		$852,363,016

Please see accompanying notes to financial statements.

26

TD WATERHOUSE
PLUS FUNDS, INC.

Notes to Schedule of Investments
October 31, 2005

(A)	Variable rate securities. The rates shown are the current rates on October 31, 2005. Dates shown represent the next interest reset date.

(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to $133,371,801 or 15.6% of net assets. These securities have been deemed liquid by the Board of Directors.

(D)	This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2005, the value of these securities amounted to $35,000,000 representing 4.1% of net assets.

(E)	Security may be called at issuer’s option prior to listed maturity date.

(F)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

Description of Abbreviations

AIG	American International Group	IDRB	Industrial Development Revenue Bond
CP	Commercial Paper	LIQ	Liquidity Agreement
FGIC	Financial Guaranty Insurance Company	LOC	Letter of Credit
FHLB	Federal Home Loan Bank	MBIA	Municipal Bond Investors Assurance Insurance Corporation
GTY	Guarantee	PCFA	Pollution Control Finance Authority
HDC	Housing Development Corporation	SBPA	Standby Bond Purchase Agreement
HEFA	Health & Education Facilities Authority
HFC	Housing Finance Corporation
IDA	Industrial Development Authority

27

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28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
TD Waterhouse Plus Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Money Market Plus Portfolio of TD Waterhouse Plus Funds, Inc. (the “Fund”), including the schedule of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Plus Portfolio at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 9, 2005

29

Directors and Officers Information (unaudited)

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†

Independent Directors

RICHARD W. DALRYMPLE	Director	Since 2/26/98
c/o TD Waterhouse
100 Wall Street
New York, NY 10005

Age 62

PETER B.M. EBY	Director	Since 6/6/02
c/o TD Waterhouse
100 Wall Street
New York, NY 10005

Age 67

THEODORE ROSEN	Director	Since 2/26/98
c/o TD Waterhouse
100 Wall Street
New York, NY 10005

Age 81

Interested Director

JAMES F. RITTINGER†††	Chairman, Director	Since 2/26/98
c/o TD Waterhouse
100 Wall Street
New York, NY 10005

Age 58

30

The following table contains information regarding the Fund’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” “Fund Complex” includes the Fund and TD Waterhouse Family of Funds, Inc., investment companies advised by TD Asset Management USA Inc. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Inc., Customer Service, One Harborside Financial Center, Plaza IVA, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director ††

Chairman of CheckSpring Community Corporation 2004; Chief Executive Officer of American Red Cross (Nassau County Chapter) from 2003 through 2004; Chief Operating Officer of National Center for Disability Services in 2002; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 to 2002; Director of the Council of Independent Colleges since 2000	6	None

Retired	6	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; Director ofGeorge Weston Limited since May 2000; and Director of RSplit II Corp. since May 2004.

From December 1995 through February 1998, a Director of TD Waterhouse Family of Funds, Inc.; since 1993, a Chairman of Marathon Capital LLC, a merchant banking firm; was founder and Chairman of the Board of U.S. Energy Systems, Inc.; from 1991 to 1993, Senior Vice President at Oppenheimer & Co., and from 1989 to 1991 was a Vice President-Sales at Smith Barney; prior to 1989, held senior management positions with other firms including Morgan Stanley & Co., Ladenburg Thalman, and Burnham & Co.; founder and president of Summit Capital Group, a money management and investment banking firm.	1	None

Since 1979, Partner at Satterlee Stephens Burke Burke & Burke LLP, a law firm; from 1987 through 1996, a member of the Board of Directors of Waterhouse Investor Services, Inc., a New York Stock Exchange listed company; from 1983 through 1994, served as Justice of the Village of Briarcliff Manor, New York; a member of the Association of the Bar of the State of New York.	1	None

31

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

GEORGE O. MARTINEZ c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 46	President and Chief Executive Officer	Since 6/5/02	Since August 2002, Senior Vice President - Client Services of BISYS Fund Services; since June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 41	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Accounting Director-SEI Investments.

RICHARD H. NEIMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 55	Chief Legal Officer	Since 6/10/03	Since August 1995, General Counsel, Director and Secretary of the Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Investor Services, Inc.

MARC A. SCHUMAN c/o BISYS Fund Services 90 Park Avenue New York, NY 10016 Age 44	Vice President and Secretary	Since 3/22/05	Since February 2005, Senior Counsel at BISYS; from October 2001 through January 2005, Senior Corporate Counsel of The BISYS Group, Inc. (parent company of BISYS); from 2000 through October 2001, Of Counsel, Morgan, Lewis, & Bockius LLP (law firm).

MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 46	Chief Compliance Officer, Vice President and Assistant Secretary	Since 6/11/04 and 11/2/99	Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Asset Management USA Inc. and TD Waterhouse from June 1997 through May 2005; and since June 2004, Chief Compliance Officer for TD Asset Management USA Inc.

DAVID A. HARTMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 59	Vice President and Assistant Treasurer	Since 12/12/05	Since January 2006, Managing Director, and from October 1995 to December 2005, Chief Investment Officer and Senior Vice President of the Investment Manager and TD Waterhouse.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of October 31, 2005. This does not include directorships held by a Director in the Fund Complex.
†††	Mr. Rittinger is considered an “interested person” of the Fund under the 1940 Act because he is a partner of the law firm that acts as legal counsel for certain service providers of the Fund Complex.

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TDW #4081 Rev. 12/05	TD Waterhouse Investor Services, Inc. Member NYSE/SIPC.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)The registrant’s board of directors has determined that the registrant has one audit committee financial expert serving on its audit committee.

3(a)(2)The audit committee financial expert is Richard W. Dalrymple, who is “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
2004 - $17,000
2005 - $18,500

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
2004 - $0
2005 - $0

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
For services rendered by the principal accountant related to the annual tax returns and excise tax returns.
2004 - $9,475
2005 - $7,155

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
2004 - $0
2005 - $0

        (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants, the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provides ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.
The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
2004 - 0%
2005 - 0%

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
Not applicable.

        (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
2004 - $0
2005 - $0

        (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section

3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees. Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

        (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Waterhouse Plus Funds, Inc.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	1/4/06

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	1/4/06

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer

Date	1/4/06

* Print the name and title of each signing officer under his or her signature.